VIA EDGAR

Bingham McCutchen LLP
600 Anton Boulevard, Suite 800
Costa Mesa, CA 92626

August 28, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (filing relates to Horizon Spin-off and Corporate Restructuring Fund) (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 547 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 560 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Horizon Spin-off and Corporate Restructuring Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect and responding to comments provided by the staff of the Commission regarding the Registrant’s filing with respect to the Fund under paragraph (a)(1) of Rule 485 on June 27, 2014.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on September 1, 2014.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie Dee

Laurie Dee
Enclosures